STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Operating activities
Royalties received	$ 17,420,199	$ 15,857,438	$ 65,299,968
Interest received	755,017	222,238	523,407
Expenses paid	(3,569,265)	(2,215,060)	(2,980,234)
Net cash from operating activities	14,605,951	13,864,616	62,843,141
Investing activities
Maturities of U.S. Government securities			50,942,392
Purchases of U.S. Government securities			(41,035,723)
Net cash from investing activities			9,906,669
Financing activity
Distributions to unitholders	(4,592,003)	(47,625,638)	(37,523,229)
Net change in cash and cash equivalents	10,013,948	(33,761,022)	35,226,581
Cash and cash equivalents, beginning of period	13,966,500	47,727,522	12,500,941
Cash and cash equivalents, end of period	23,980,448	13,966,500	47,727,522
Reconciliation of net income to net cash from operating activities
Net income	18,983,336	5,309,085	68,765,745
(Increase) decrease in accrued income receivable	(1,936,796)	4,607,948	(4,382,033)
(Increase) decrease in contract asset	(451,896)	1,431,633	(1,254,382)
Increase in prepaid expense	(170,414)	(4,688)	(27,960)
(Decrease) increase in accrued expenses	479,842	222,517	(258,229)
(Decrease) increase in contract liability	(2,298,121)	2,298,121
Net cash from operating activities	14,605,951	$ 13,864,616	62,843,141
Non cash financing activity
Distributions declared and payable	$ 4,854,404		$ 22,960,018